SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
Schedule of Share-based Compensation, Activity
	Number of Options	Weighted Average Exercise Price (US$)	Weighted Average Contractual Term	Aggregate Intrinsic Value (US$)
Options outstanding at December 31, 2014	5,136,900	3.76	1.95	5,425,522
Exercised	(138,700)	2.20	—	—
Cancelled and forfeited	(98,200)	6.86	—	—
Options outstanding at December 31, 2015	4,900,000	3.74	1.59	13,356,070
Exercised	(1,726,874)	2.20	—	—
Cancelled and forfeited	(17,626)	6.97	—	—
Options outstanding at December 31, 2016	3,155,500	4.57	1.64	2,801,660
Cancelled and forfeited	(51,500)	7.00	—	—
Options outstanding at December 31, 2017	3,104,000	4.53	1.16	5,277,775
Vested and expected to vest at December 31, 2017	3,103,965	4.53	1.16	5,277,775
Exercisable at December 31, 2017	2,775,000	4.30	1.12	5,144,025

Schedule summarizes restricted shares activities
	Number of Restricted Shares	Weighted Average Grant-date Fair Value (US$)
Unvested at January 1, 2015	337,500	6.99
Vested	(112,500)	6.99
Unvested at December 31, 2015	225,000	6.99
Vested	(112,500)	6.99
Unvested at December 31, 2016	112,500	6.99
Expected to vest at December 31, 2016	112,500	6.99
Vested	(112,500)	6.99
Unvested at December 31, 2017	-	-

2014 Plan
SHARE-BASED COMPENSATION
Schedule of Share-based Compensation, Activity
	Number of Options	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (US$)	Weighted Average Grant-date Fair value (US$)
Options outstanding at January 1, 2015	—	—	—	—	—
Granted	525,000	5.35	—	—	2.86
Cancelled and forfeited	(16,000)	5.35	—	—	—
Options outstanding at December 31, 2015	509,000	5.35	9.38	481,005	—
Cancelled and forfeited	(8,000)	5.35	—	—	—
Options outstanding at December 31, 2016	501,000	5.35	8.38	—	—
Exercised	(27,000)	5.35	—	—	—
Cancelled and forfeited	(71,000)	5.35	—	—	—
Options outstanding at December 31, 2017	403,000	5.35	7.38	175,305	—
Vested and expected to vest at December 31, 2017	396,226	5.35	7.38	172,358	—
Exercisable at December 31, 2017	201,500	5.35	7.38	87,653	—

Significant assumptions used for estimating fair value of stock options
For the Year Ended December 31, 2015
Risk-free rate	2.14%
Option term	10 years
Volatility	55%
Dividend yield	0.00%
Exercise multiple	2/2.5
Expected forfeiture rate (post-vesting)	0%/10%*

*0%/10% post-vesting forfeiture rate of which the executive level is 0% and the non-executive level is 10% was applied in the valuation model due to the executive position held by the grantee and represents the Company’s estimate of the grantees’ forfeiture pattern.

Schedule summarizes restricted shares activities

Unvested Restricted Share Units	Number of Restricted Share Units	Weighted Average Grant-date Fair Value (US$)
Unvested at January 1, 2017	-	-
Granted	6,000	5.11
Vested	(3,000)	5.11
Unvested at December 31, 2017	3,000	5.11
Expected to vest at December 31, 2017	2,502	5.11